UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 12/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2007 (Unaudited)

DWS Micro Cap Fund

	Shares	Value ($)

Common Stocks 100.3%
Consumer Discretionary 15.8%
Hotels Restaurants & Leisure 6.3%
Benihana, Inc.*	11,900	150,535
Benihana, Inc. "A"*	75,600	963,900
Buffalo Wild Wings, Inc.* (a)	90,800	2,108,376
McCormick & Schmick's Seafood Restaurants, Inc.*	41,700	497,481

		3,720,292
Leisure Equipment & Products 1.9%
Summer Infant, Inc.* (a)	236,100	1,149,807
Media 1.0%
RRSat Global Communications Network Ltd.*	29,600	582,824

Specialty Retail 4.7%
Citi Trends, Inc.* (a)	73,600	1,136,384
NexCen Brands, Inc.*	171,900	831,996
Zumiez, Inc.* (a)	33,100	806,316

		2,774,696
Textiles, Apparel & Luxury Goods 1.9%
Volcom, Inc.*	52,600	1,158,778
Consumer Staples 7.8%
Food Products 4.9%
Green Mountain Coffee Roasters, Inc.* (a)	53,200	2,165,240
Zhongpin, Inc.* (a)	57,500	748,650

		2,913,890
Personal Products 2.9%
American Oriental Bioengineering, Inc.* (a)	156,300	1,731,804
Energy 7.6%
Energy Equipment & Services 1.1%
OYO Geospace Corp.*	8,800	663,168
Oil, Gas & Consumable Fuels 6.5%
Arena Resources, Inc.*	37,600	1,568,296
Carrizo Oil & Gas, Inc.*	30,600	1,675,350
Kodiak Oil & Gas Corp.*	266,000	585,200

		3,828,846
Financials 6.8%
Diversified Financial Services 3.9%
HAPC, Inc.* (a)	116,000	481,400
Portfolio Recovery Associates, Inc. (a)	45,700	1,812,919

		2,294,319
Insurance 2.9%
eHealth, Inc.*	53,900	1,730,729
Health Care 16.7%
Health Care Providers & Services 15.0%
Air Methods Corp.*	34,500	1,713,615
HMS Holdings Corp.*	62,000	2,059,020
Nighthawk Radiology Holdings, Inc.* (a)	79,000	1,662,950
Providence Service Corp.* (a)	89,100	2,507,274
Skilled Healthcare Group, Inc. "A"*	67,400	986,062

		8,928,921
Health Care Technology 1.7%
Phase Forward, Inc.*	46,200	1,004,850
Industrials 17.7%
Commercial Services & Supplies 9.1%
Fuel Tech, Inc.* (a)	108,200	2,450,730
Hill International, Inc.*	112,500	1,594,125
Team, Inc.*	36,000	1,316,880

		5,361,735
Electrical Equipment 1.4%
AZZ, Inc.*	23,200	657,720
Orion Energy Systems, Inc.*	9,800	182,868

		840,588

Machinery 7.2%
Badger Meter, Inc. (a)	46,900	2,108,155
RBC Bearings, Inc.*	50,000	2,173,000

		4,281,155
Information Technology 26.8%
Internet Software & Services 6.5%
Bankrate, Inc.* (a)	55,100	2,649,759
LoopNet, Inc.* (a)	87,600	1,230,780

		3,880,539
IT Services 11.3%
CyberSource Corp.*	161,900	2,876,963
Edgewater Technology, Inc.*	80,000	584,000
Forrester Research, Inc.*	69,100	1,936,182
Yucheng Technologies Ltd.*	99,800	1,296,402

		6,693,547
Semiconductors & Semiconductor Equipment 6.0%
Netlogic Microsystems, Inc.* (a)	23,000	740,600
PLX Technology, Inc.*	62,900	584,970
Standard Microsystems Corp.*	57,700	2,254,339

		3,579,909
Software 3.0%
Fundtech Ltd.*	42,000	561,120
Secure Computing Corp.*	126,500	1,214,400

		1,775,520
Materials 1.1%
Metals & Mining
Haynes International, Inc.*	9,700	674,150

Total Common Stocks (Cost $48,006,787)		59,570,067
Securities Lending Collateral 37.4%
Daily Assets Fund Institutional, 5.03% (b) (c) (Cost $22,197,640)	22,197,640	22,197,640
Cash Equivalents 0.1%
Cash Management QP Trust, 4.67% (b) (Cost $74,027)	74,027	74,027
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $70,278,454)	137.8	81,841,734
Other Assets and Liabilities, Net (a)	(37.8)	(22,461,066)

Net Assets	100.0	59,380,668

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)

All or a portion of these securities were on loan amounting to $21,281,959. In addition, included in other assets and liabilities is a pending sale, amounting to $235,991, that is also on loan. The value of all securities loaned at December 31, 2007 amounted to $21,517,950 which is 36.2% of net assets.

(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Micro Cap Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Micro Cap Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 21, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 21, 2008